LOANS FROM RELATED PARTY (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Debt instrument amount	$ 2,900,000		$ 2,900,000		$ 2,900,000	$ 1,445,000
Interest expense	125,348	$ 169,837	274,737	$ 335,031	785,209	2,133,660
Repayment of related party debt						500,000
Accrued interest	1,556,546		1,556,546		1,621,437	1,783,121
Interest expenses related party	27,621	$ 27,621	54,938	54,938
Iinterest payments			135,000	31,149
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Iinterest payments				$ 81,621
Notes Payable, Other Payables [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt instrument amount	1,107,873		1,107,873		1,107,873
Accrued interest	$ 110,787		$ 110,787		55,849	26,683
Notes Payable, Other Payables [Member] | DE New Promissory Note [Member] | Chief Executive Officer [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt instrument amount					$ 1,009,624
Debt instrument interest rate					10.00%
Interest expense					$ 110,787	$ 111,091
Repayment of related party debt					$ 81,621